Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000162280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,091,870	$ 1,276,791	$ 1,096,617	$ 1,284,343	$ 1,408,076	$ 1,789,656	$ 1,540,565	$ 1,805,810	$ 2,077,709	$ 2,331,600
C000000140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,903	12,746	10,947	12,831	14,038	17,815	15,321	17,966	20,674	23,199
C000000139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,790	12,478	10,602	12,292	13,296	16,689	14,208	16,491	18,787	20,875
C000000137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425		10,255	11,961	10,251	11,988	13,088	16,578	14,222	16,635	19,094	21,377
Russell 3000 C000162280 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,127,400	1,365,620	1,294,061	1,695,479	2,049,664	2,575,608	2,080,834	2,621,019	3,245,083	3,801,200
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Accumulated Value	10,000		11,274	13,656	12,941	16,955	20,497	25,756	20,808	26,210	32,451	38,012
Russell Midcap C000162280 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,138,000	1,348,758	1,226,560	1,601,152	1,874,949	2,298,312	1,900,244	2,227,656	2,569,379	2,842,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Accumulated Value	$ 10,000		$ 11,380	$ 13,488	$ 12,266	$ 16,012	$ 18,750	$ 22,983	$ 19,002	$ 22,277	$ 25,694	$ 28,420